Employee Benefit Plans (Details) - Schedule of Combined and Consolidated Financial Statements - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in Benefit Obligation:
Benefit obligation at beginning of period				$ 61,770	$ 117,582	$ 117,582	$ 122,069
Service cost		$ 10	$ 14	30	45	53	68	$ 69
Interest cost		779	454	2,298	1,458	1,910	1,686	1,984
Actuarial gain						(44,748)	(2,243)
Plan amendments							(28)
Plan curtailment						149	98
Benefits paid						(1,915)	(2,497)
Foreign-exchange rate changes						(11,261)	(1,571)
Benefit obligation at end of year						61,770	117,582	122,069
Change in Plan Assets:
Fair value of plan assets at beginning of period				45,694	90,225	90,225	87,414
Actual (loss) return on plan assets						(36,818)	2,950
Employer contributions		$ 600	$ 1,900	$ 600	$ 1,900	2,862	3,249
Participants’ contributions							16
Benefits paid						(1,818)	(2,394)
Foreign-exchange rate changes						(8,757)	(1,010)
Fair value of plan assets at end of year						45,694	90,225	87,414
Funded status at end of year						(16,076)	(27,357)
Net amount recognized in the Consolidated Balance Sheets:
Pension liability, net	[1]					(16,076)	(27,357)
Amounts recognized in accumulated other comprehensive loss, net of tax consist of:
Net actuarial gain						(6,959)	(6,061)
Net prior service costs						(124)	(127)
Net amount recognized in accumulated comprehensive loss, net of tax						(7,083)	(6,188)
Plans with underfunded or non-funded accumulated benefit obligation:
Aggregate projected benefit obligation						61,770	117,582	$ 122,069
Aggregate accumulated benefit obligation						61,770	117,582
Aggregate fair value of plan assets						$ 45,694	$ 90,225

[1]	Combined balance of $16.1 million as of December 31, 2022 includes pension liabilities (assets) of $13.7 million, $1.7 million, $1.2 million and ($0.5) million under UK, Asterion, German and Norway pension plans, respectively. Combined balance of $27.4 million as of December 31, 2021 includes pension liabilities of $23.0 million, $2.5 million, $1.8 million and less than $0.1 million under UK, Asterion, German and Norway pension plans, respectively.